Financing Receivables (Tables)	6 Months Ended
Sep. 30, 2012
Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies

	Millions of yen
	March 31, 2012	September 30, 2012
Loans
Loans at banks	¥285,516	¥250,190
Short-term secured margin loans	165,246	173,159
Inter-bank money market loans	95,461	150,938
Corporate loans	747,149	653,562

Loans receivable total	¥1,293,372	¥1,227,849

of which:
Loans receivable carried at fair value(1)	¥458,352	¥380,027
Loans receivable carried at amortized cost	835,020	847,822

Advances to affiliated companies	¥10,649	¥9,988

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for current period

	Millions of yen
	Six months ended September 30, 2011
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	49	(4)	—	71	(11)	105	(179)	(74)
Charge-offs	—	—	—	—	—	—	(1)	(1)
Other(1)	—	(1)	—	(326)	—	(327)	370	43

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Millions of yen
	Six months ended September 30, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888
Provision for losses	211	(0)	—	(875)	(19)	(683)	89	(594)
Charge-offs	(1)	(11)	—	(23)	—	(35)	—	(35)
Other(1)	—	(0)	—	(114)	—	(114)	(11)	(125)

Ending balance	¥762	¥13	¥—	¥1,746	¥32	¥2,553	¥1,581	¥4,134

	Millions of yen
	Three months ended September 30, 2011
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥57	¥—	¥3,086	¥11	¥3,493	¥1,460	¥4,953
Provision for losses	49	(24)	—	316	(11)	330	(196)	134
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(1)	—	(235)	—	(236)	(23)	(259)

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Millions of yen
	Three months ended September 30, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥552	¥17	¥—	¥2,606	¥51	¥3,226	¥1,512	¥4,738
Provision for losses	211	(4)	—	(867)	(19)	(679)	73	(606)
Charge-offs	(1)	—	—	(23)	—	(24)	—	(24)
Other(1)	—	(0)	—	30	—	30	(4)	26

Ending balance	¥762	¥13	¥—	¥1,746	¥32	¥2,553	¥1,581	¥4,134

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for loan losses and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2012
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥14	¥10	¥—	¥2,680	¥—	¥2,704
Evaluated collectively	538	14	—	78	51	681

Total allowance for loan losses	¥552	¥24	¥—	¥2,758	¥51	¥3,385

Loans by impairment methodology
Evaluated individually	¥212	¥58,636	¥95,461	¥329,312	¥394	¥484,015
Evaluated collectively	235,195	106,610	—	9,594	10,255	361,654

Total loans	¥235,407	¥165,246	¥95,461	¥338,906	¥10,649	¥845,669

	Millions of yen
	September 30, 2012
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥8	¥—	¥—	¥1,668	¥—	¥1,676
Evaluated collectively	754	13	—	78	32	877

Total allowance for loan losses	¥762	¥13	¥—	¥1,746	¥32	¥2,553

Loans by impairment methodology
Evaluated individually	¥34	¥63,412	¥150,938	¥265,365	¥723	¥480,472
Evaluated collectively	249,743	109,747	—	8,583	9,265	377,338

Total loans	¥249,777	¥173,159	¥150,938	¥273,948	¥9,988	¥857,810

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2012
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥92,207	¥29,169	¥—	¥33,511	¥154,887
Unsecured loans at banks	80,507	—	13	—	80,520
Short-term secured margin loans	—	—	—	165,246	165,246
Secured inter-bank money market loans	1,461	—	—	—	1,461
Unsecured inter-bank money market loans	94,000	—	—	—	94,000
Secured corporate loans	131,767	93,331	4,232	70,657	299,987
Unsecured corporate loans	1,339	37,580	—	—	38,919
Advances to affiliated companies	10,255	—	—	394	10,649

Total	¥411,536	¥160,080	¥4,245	¥269,808	¥845,669

	Millions of yen
	September 30, 2012
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥92,049	¥31,957	¥—	¥33,650	¥157,656
Unsecured loans at banks	92,113	—	8	—	92,121
Short-term secured margin loans	—	—	—	173,159	173,159
Secured inter-bank money market loans	2,938	—	—	—	2,938
Unsecured inter-bank money market loans	148,000	—	—	—	148,000
Secured corporate loans	94,620	138,429	6,317	2,816	242,182
Unsecured corporate loans	—	31,766	—	—	31,766
Advances to affiliated companies	9,265	428	—	295	9,988

Total	¥438,985	¥202,580	¥6,325	¥209,920	¥857,810

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.